Borrowings - Effective weighted-average interest rates of borrowings (Detail)	Mar. 31, 2019	Mar. 31, 2018
Schedule of Borrowings [Line Items]
Short-term borrowings	1.00%	0.55%
Long-term borrowings	1.33%	1.13%
Fixed-rate obligations [Member]
Schedule of Borrowings [Line Items]
Long-term borrowings	1.28%	1.25%
Floating-rate obligations [Member]
Schedule of Borrowings [Line Items]
Long-term borrowings	1.57%	1.19%
Index / Equity-linked obligations [Member]
Schedule of Borrowings [Line Items]
Long-term borrowings	0.86%	0.79%